Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2020
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash, Cash Equivalents, and Restricted Cash	Total cash, cash equivalents, restricted cash, and cash and restricted cash held for sale are as follows:

	December 31, 2020	December 31, 2019	December 31, 2018
	$	$	$
Cash and cash equivalents	348,785	353,241	424,169
Restricted cash – current	11,144	56,777	40,493
Restricted cash – non-current	45,961	44,849	40,977
Assets held for sale - cash	—	1,121	—
Assets held for sale - restricted cash	—	337	—
	405,890	456,325	505,639

Changes in Operating Assets and Liabilities	The changes in operating assets and liabilities for the years ended December 31, 2020, 2019, and 2018, are as follows:

	Year Ended December 31,
	2020	2019	2018
	$	$	$
Accounts receivable	38,589	(38,811)	(25,090)
Prepaid expenses and other	65,589	(103,712)	(30,808)
Accounts payable	(6,576)	104,579	8,929
Accrued liabilities and other	1,570	33,121	32,215
Receipts from direct financing and sales-type leases (1)	340,931	17,073	—
Asset retirement obligation expenditures	(17,458)	—	—
Expenditures for drydocking	(29,914)	(60,608)	(44,690)
	392,731	(48,358)	(59,444)
(1)Included in the balance for the year ended December 31, 2020 are payments received by the Company upon the sale of two LNG carriers in January 2020 and a payment received by the Company in April 2020 as part of the bareboat charter with BP for the Petrojarl Foinaven FPSO. See Note 2.